Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash		$ 3,678	$ 19,318
Customer custodial funds		31,781	672,501
Customer digital currency assets		615,361
Digital assets		396	1,973
Due from affiliates		35,045	2,039,274
Other current assets		279,448	32,522
TOTAL CURRENT ASSETS		965,709	2,928,408
NON-CURRENT ASSETS:
Investment			391,217
Intangible assets, net		19,290	33,000
TOTAL NON-CURRENT ASSETS		19,290	424,217
TOTAL ASSETS		984,999	3,352,625
CURRENT LIABILITIES:
Accounts payable		448,307	138,666
Customer custodial cash liabilities		827,589	1,443,011
Customer digital currency liabilities		23,605
Convertible notes payable, net		634,009
Note payable, net		54,198
Due to affiliates		579,524	6,808,749
Accrued expenses and other current liabilities		1,985,978	733,039
TOTAL CURRENT LIABILITIES		7,070,071	9,123,465
NON-CURRENT LIABILITIES:
TOTAL NON-CURRENT LIABILITIES		1,012,641	422,390
TOTAL LIABILITIES		8,082,712	9,545,855
COMMITMENTS AND CONTINGENCIES - (Note 18)
STOCKHOLDERS’ DEFICIT (1):
Preferred stock ($0.0001 par value; 15,000,000 shares authorized; 0 share issued and outstanding at September 30, 2024 and 2023)	[1]
—Common stock ($0.0001 par value; 150,000,000 and 40,000,000 shares authorized; 2,098,999 and 1,259,333 shares issued and outstanding at September 30, 2024 and 2023, respectively)	[1]	209	126
Additional paid-in capital	[1]	33,334,725	25,543,929
Accumulated deficit	[1]	(40,287,764)	(31,769,244)
Accumulated other comprehensive income	[1]	(144,883)	31,959
TOTAL STOCKHOLDERS’ DEFICIT	[1]	(7,097,713)	(6,193,230)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT		984,999	3,352,625
Related Party
CURRENT ASSETS:
Notes receivable - related parties, net			162,820
CURRENT LIABILITIES:
Loans payable - related parties		2,347,809
Interest payable – related parties		169,052
NON-CURRENT LIABILITIES:
Loans payable - related parties, net of current portion		966,056	420,619
Interest payable - related parties, net of current portion		$ 46,585	$ 1,771

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.